Note 11 - Income Tax	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of income tax [text block]

11  Income tax

(a)	Taxation in the consolidated profit or loss represents:

This note provides an analysis of the Group’s income tax expense, and shows what amounts are recognized directly in equity and how the tax expense is affected by non-assessable and non-deductible items. It also explains significant estimates made in relation to the Group’s tax position.

	Year Ended December 31,
	2025	2024	2023
Current income tax expense / (benefit)	$(170)	$3,405	$2,696
Deferred income tax expense / (benefit)	(774)	1,600	(1,239)
Total Income tax expense / (benefit)	$(944)	$5,005	$1,457

The deferred tax expense/(benefit) comprises temporary differences attributable to:

	Year Ended December 31,
	2025	2024	2023

Deferred tax expense / (income)
Compensation and benefits	$(566)	$1,523	$(1,090)
Tax losses carried forward	-	(4)	-
Depreciation allowances	(19)	(80)	(149)
Others	(189)	161	-
Total deferred expense / (benefit)	$(774)	$1,600	$(1,239)

(b)	Reconciliation between tax expense and accounting loss at applicable tax rates:

A reconciliation of the tax expense applicable to income/(loss) before income tax at the statutory rate for the jurisdiction in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rate is as follows:

	Year Ended December 31,
	2025	2024	2023

Income before income tax	$(786,413)	$84,568	$1,301,472
Tax at the applicable tax rate of 0%
Effects of different tax rates available to different jurisdictions	$(4,589)	$2,281	$(1,004)
Expense not deducible for tax purposes	1,148	195	193
Income not subject to tax	(23)	(169)	(1,015)
ESOP windfall	(343)	—	—
Tax effects on unrecognized tax losses	3,147	(1,487)	3,233
Change in unrecognized temporary differences	1,690	4,177	22
Others	(1,974)	8	28

Total Income tax expense / (benefit)	$(944)	$5,005	$1,457

As of December 31, 2025, the Group had estimated unused tax losses of approximately $200.8 million (2024: $172.9 million) that can be carried forward indefinitely, subject to final assessment by the tax authorities. Unrecognized tax losses are due to lack of certainty of future taxable profits that can utilize the loss carry forward.

Deferred Tax Assets and Liabilities

The following are the major deferred tax liabilities and assets recognized by the Group and movements thereon as of December 31, 2025 and 2024:

	Compensation	Depreciation	Tax losses	Others	Total
	and benefits	allowances	carried
			forward
	)		)	)	)
As of December 31, 2023	$(3,808)	$296	$—	$(161)	$(3,673)
Charged to profit or loss	1,523	(80)	(4)	161	1,600
Others	-	-	-	(9)	(9)
As of December 31, 2024	$(2,285)	$216	$(4)	$(9)	$(2,082)
Charged to profit or loss	(566)	(19)	-	(189)	(774)
Others	-	-	-	9	9
As of December 31, 2025	$(2,851)	$197	$(4)	$(189)	$(2,847)

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis. The following is the analysis of the deferred tax balances (after offset) for financial reporting purposes:

No deferred tax asset has been recognized from tax losses as it is not considered probable that there will be future taxable profits available.

	Year Ended December 31,
	2025	2024
Deferred tax assets	$2,865	$2,088
Deferred tax liabilities	(18)	(6)
	$2,847	$2,082

Unrecognized deferred tax

The amount of gross temporary differences and unused tax losses for which no deferred tax asset is recognized in the balance sheet was $197.0 million (2024: $172.4 million). This amount included unused Gibraltar tax losses of $155.8 million (2024: $140.8 million), U.K losses of $17.3 million (2024: $13.5 million), and U.S federal tax losses of $18.2 million (2024: $11.6 million) and U.S. state tax losses of $9 million (2024: $6.5 million) which can only be recovered against future taxable profits of the respective entities.

No deferred tax was recognized on these losses due to the absence of convincing evidence regarding the availability of sufficient future taxable profits against which to recover them. Deferred tax is not recognized in respect of the Group’s investments in subsidiaries and branches where the Group is able to control the timing of remittance or other realization and where remittance or realization is not probable in the foreseeable future.